SANFORD C. BERNSTEIN FUND, INC.

     Supplement dated February 1, 1996 filed pursuant to Rule 497(e) of the
           Securities Exchange Act of 1933 to the Regular Prospectus dated February 1, 1996 filed pursuant to Post-Effective Amendment No. 13
            (File No. 33-21844; 811-5555), which was filed with the
               Securities Exchange Commission on January 23, 1996

1. The Financial Highlights appearing on page 8 of the Regular Prospectus (page 19 of the Post-Effective Amendment filing referred to above) shall be amended as follows:

      With respect to the Bernstein Diversified Municipal Portfolio for the year ended 9/30/94, the amount appearing in the Financial Highlights table opposite of "Net Assets, end of period (000 omitted)" shall be amended by deleting the reference to "522,134" and replacing it with a reference to "552,134".

2. The table entitled "Treasury Total Returns" appearing on page 13 of the Regular Prospectus (page 27 of the Post-Effective Amendment filing referred to above) shall be amended as follows:

      The amount appearing under the heading "Treasury bills (3 mos.)" opposite the period Jan. 1983-Sept. 1995 shall be amended by deleting the reference to "6.8" and replacing it with "6.6".